Segment information	7 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013
Segment Reporting [Abstract]
Segment information	Segment Information We currently operate under one reportable segment.
Segment information

Our primary business is the acquisition and ownership of single-family rental assets. Our primary sourcing strategy is to acquire these assets by purchasing sub-performing and non-performing mortgages. As a result, we operate in a single segment focused on the resolution of sub-performing and non-performing mortgages with the intent to modify as many loans as possible to keep borrowers in their homes or own the collateral which is suitable as long-term rental properties.